Risk Management - Additional Information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial risk management [line items]
Foreign exchange gain (loss)	$ 606,270	$ 264,930	$ (122,368)
Liquidity Risk
Disclosure of financial risk management [line items]
Amount due to reverse factoring transactions	$ 472,950	808,607	311,158
Exchange Rate Risks
Disclosure of financial risk management [line items]
Foreign exchange, percentage	10.00%
Foreign exchange gain (loss)	$ 462,376	447,369	425,850
Santander and HSBC | Liquidity Risk
Disclosure of financial risk management [line items]
Amount due to reverse factoring transactions	449,850
Other Financial Institutions | Liquidity Risk
Disclosure of financial risk management [line items]
Amount due to reverse factoring transactions	$ 23,100	470,271	83,722
Santander | Liquidity Risk
Disclosure of financial risk management [line items]
Amount due to reverse factoring transactions		$ 338,336	$ 227,436